Fair Value Measurements Fair Value Disclosure, Additional Information (Details) € in Millions, ¥ in Billions	12 Months Ended
	Sep. 30, 2016 USD ($) Swap	Sep. 30, 2015 USD ($) Swap	Sep. 30, 2016 EUR (€) Swap	Sep. 30, 2016 JPY (¥) Swap	Jun. 30, 2014 USD ($) Swap	Sep. 30, 2013 USD ($) Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Realized and Unrealized Gain (Loss) on Trading Securities	$ 1,000,000	$ 0
Number of fixed to floating interest rate swaps outstanding | Swap	8	12	8	8
Debt Instrument, Fair Value Disclosure	$ 15,700,000,000	$ 6,700,000,000
5.5 % Due in 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.50%	5.50%	5.50%	5.50%
2.6 % Due in 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.60%	2.60%	2.60%	2.60%
1.4% Due in 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.40%	1.40%	1.40%	1.40%
7.125 % Due in 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.125%	7.125%	7.125%	7.125%
Foreign Currency Denominated Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount			€ 0	¥ 37
Interest rate swaps | 5.5 % Due in 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Amount of Hedged Item						$ 800,000,000
Debt Instrument, Interest Rate, Stated Percentage						5.50%
Number of fixed to floating interest rate swaps outstanding | Swap						4
Interest rate swaps | 2.6 % Due in 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Amount of Hedged Item					$ 400,000,000
Debt Instrument, Interest Rate, Stated Percentage					2.60%
Number of fixed to floating interest rate swaps outstanding | Swap					4
Interest rate swaps | 1.4% Due in 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Amount of Hedged Item					$ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage					1.40%
Number of fixed to floating interest rate swaps outstanding | Swap					3
Interest rate swaps | 7.125 % Due in 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Amount of Hedged Item					$ 150,000,000
Debt Instrument, Interest Rate, Stated Percentage					7.125%
Number of fixed to floating interest rate swaps outstanding | Swap					1
Cross-currency interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of fixed to floating interest rate swaps outstanding | Swap	0	4	0	0
Derivative, Notional Amount		$ 20,000,000,000
Unrealized Gains [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Accumulated Gross Unrealized Gain (Loss), before Tax		$ 0
One billion euro net investment hedge [Member] | Foreign Currency Denominated Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount | €			€ 1,000
500 million euro net investment hedge [Member] [Member] | Foreign Currency Denominated Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount | €			€ 500